Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	$ (4,530)	$ (4,272)
Prior service (costs)/credits		(27)	(33)
Total		(4,558)	(4,305)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	(538)	(419)
Prior service (costs)/credits		2	4
Total		(536)	(415)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	(2,629)	(1,979)
Prior service (costs)/credits		40	29
Total		(2,589)	(1,949)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	(502)	(523)
Prior service (costs)/credits		1,392	1,415
Total		$ 889	$ 892

[1]	The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods to be utilized for 2017 are 8.2 years for our U.S. qualified plans, 8.1 years for our U.S. supplemental (non-qualified) plans, 19.3 years for our international plans, and 9.1 years for our postretirement plans.